TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Trade Receivables
Trade accounts receivables are stated net of allowance for expected credit losses.

(in thousands of $)	2024	2023	2022
Trade accounts receivable	26,362	30,231	15,397
Allowance for expected credit losses	(877)	(422)	(447)
Total trade accounts receivable, net	25,485	29,809	14,950

Schedule of Changes in Allowance For Doubtful Accounts
Movements in allowance for credit losses in the three years ended December 31, 2024 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2021	297
Additions charged to income	447
Deductions credited to trade receivables	(297)
Balance as of December 31, 2022	447
Additions charged to income	422
Deductions credited to trade receivables	(447)
Balance as of December 31, 2023	422
Additions charged to income	877
Deductions credited to trade receivables	(422)
Balance as of December 31, 2024	877